T- REX 2X LONG CRCL DAILY TARGET ETF
Schedule of Investments	September 30, 2025 (unaudited)

	Shares	Value
MONEY MARKET FUND - 1.91%
First American Government Obligations Fund - Institutional Class 4.04%(A)	261,984	$261,984
(Cost: $261,984)
TOTAL INVESTMENTS -1.91%		261,984
(Cost: $261,984)

Other Assets, Net of Liabilities - 98.09%(B)		13,455,561

TOTAL NET ASSETS - 100.00%		$13,717,545

TOTAL RETURN SWAP CONTRACTS

	Reference	Pay/Receive					Unrealized
	Entity/	Equity on	Financing	Pay/Receive	Termination	Notional	Appreciation
Counterparty	Obligation	Reference Entity	Rate	Frequency	Date	Amount	(Depreciation)
Clear Street Derivatives, LLC.	Circle Internet Group, Inc.	Receive	OBFRO1 (C) +125bps	Monthly	8/11/2027	$27,431,862	$(602,888)
TOTAL RETURN SWAP CONTRACTS						$27,431,862	$(602,888)

(A) Effective 7 day yield as of September 30, 2025.
(B) Includes cash which is being held as collateral for total return swap contracts.
(C) OBFR01 - Overnight Bank Funding Rate, 4.09% as of September 30, 2025.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of September 30, 2025:

		Level 2	Level 3
		Other	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Money Market Fund	$261,984	$-	$-	$261,984
	$261,984	$-	$-	$261,984
Liabilities
Net Unrealized Depreciation of
Total Return Swap Contracts	$-	$(602,888)	$-	$(602,888)
	$-	$(602,888)	$-	$(602,888)